Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Disaggregation of Revenue

The following tables present the Company’s revenue disaggregated by business segment, based on management’s assessment of available data:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Disaggregation of revenue, of which revenue is recognized over time:
(i) Corrosion prevention services
- Third parties	5,886,935	7,569,673	7,727,329	7,248,430
- Related party	-	-	-	360,000
(ii) Manpower supply services
- Third parties	1,044,776	1,343,419	920,807	392,491
- Related party	37,330	48,000	48,000	-
Revenue	6,969,041	8,961,092	8,696,136	8,000,921

Schedule of Geographic Segments of Revenue	Summarized financial information concerning our geographic segments is shown in the following tables:
	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Singapore	6,969,041	8,961,092	8,696,136	8,000,921